Equity Incentive Awards	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 10. Equity Incentive Awards

Stock Compensation Plans

In November 2008, the Board adopted the 2008 Restricted Stock Plan, as amended (the "2008 Plan"). The 2008 Plan provided for the issuance of restricted common shares ("options").

Under the 2008 Plan, the Company determined various terms and conditions of awards including option expiration dates (no more than ten years from the date of grant), vesting terms (generally over a four-year period), exercise price, and payment terms.

Certain of the Company's option grants included a right to repurchase a terminated individual's options at a repurchase price equal to the lower of the exercise price or the fair value of the restricted common stock at the termination date, during the 18 months following the termination of an individual's service with the Company, for any reason.

Upon closing of the Contribution (discussed above), the Board adopted, and the stockholders approved, the 2014 Equity Incentive Plan (the "2014 Plan") which provides for the issuance of equity awards of up to 307,693 shares of common stock to officers, key employees, consultants and directors. Upon effectiveness of the Contribution, 500,000 options outstanding under the 2008 Plan were exchanged for an aggregate of (i) approximately 102,681 non-statutory stock options to purchase shares of the Company's common stock at an average exercise price of approximately $2.86 per share, and (ii) approximately 24,335 restricted stock awards (of which approximately 17,068 were fully vested and represented approximately 17,068 issued and outstanding shares of the Company's common stock).

On April 21, 2014, the 2014 Plan was further amended to increase the total number of shares of common stock reserved for issuance thereunder from 307,693 to 326,924.

On October 8, 2014, the 2014 Plan was amended to increase the total number of shares of common stock reserved for issuance thereunder from 326,924 to 338,462.

Under the 2014 Plan, the Company determines various terms and conditions of awards including option expiration dates (no more than ten years from the date of grant), vesting terms (generally over a four-year period), exercise price, and payment terms.

On September 25, 2015, the Board adopted the 2015 Equity Incentive Plan (the "2015 Plan") to provide the Company with flexibility in its ability to motivate, attract, and retain the services of members of the Board, key employees and consultants. The 2015 Plan provides for the issuance of equity awards of up to 307,693 shares of common stock. The 2015 Plan is subject to approval by the Company's stockholders within 12 months after its effective date. In the event that stockholder approval is not obtained within 12 months after the effective date, all incentive stock options granted under the 2015 Plan shall be treated as non-qualified stock options.

Stock Options

Option activity during the nine months ended September 30, 2015 was as follows:

	Options Outstanding
	Outstanding Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term

Balance as of January 1, 2015	281,808	$9.02	7.7
Granted	46,938	$8.19
Cancelled/Forfeited	(33,152)	$11.57
Exercised	(3,882)	$.57
Balance as of September 30, 2015	291,712	$8.71	6.7
Exercisable September 30, 2015	147,861	$6.88

Valuation of Awards

Under ASC 718, the weighted average grant date fair value of options granted was $6.24 for options granted for the nine months ended September 30, 2015. The per-share fair value of each stock option was determined on the date of grant using the Black-Scholes model using the following weighted average assumptions:

Nine Months Ended September 30, 2015
Exercise Price	$8.19
Expected life (years)	6.00
Risk-free interest rate	1.44%
Expected volatility	99.65%
Expected dividend yield	0%

The expected life of options granted represents the weighted average period that the options are expected to remain outstanding. The Company determined the expected life assumption based on the Company's historical exercise behavior combined with estimates of the post-vesting holding period. Prior to May 2015, the expected volatility used in the valuation of the stock options was based on historical volatility of publicly traded peer companies due to the limited trading history of the Company's common stock. During the second quarter of 2015, the expected stock price volatility for the Company's stock options was based on the historical volatility since the date of the Company's 2014 PPO. The risk free interest rate is based on the implied yield currently available on U.S. Treasury issues with terms approximately equal to the expected life of the option. The Company currently has no history or expectation of paying cash dividends on its stock options.

Stock-based Compensation Expense

As of September 30, 2015, total compensation cost related to stock options granted, but not yet recognized, was $672,208, which the Company expects to recognize over a weighted-average period of approximately 2.40 years. Stock-based compensation expenses related to all employee and non-employee stock-based awards were $166,269 and $241,083 for the nine months ended September 30, 2015 and 2014, respectively.

Restricted Stock Awards

The Company has issued restricted stock awards with respect to 24,335 underlying shares under the 2008 Plan. The restricted stock awards vested over a term of four years with 25% per year. As of December 31, 2014 and September 30, 2015, 20,701 and 21,632 restricted common shares were outstanding but not yet issued under these awards, respectively. The Company is obligated to issue these awards upon request by the holder of the award. During each of the nine month periods ended September 30, 2015 and 2014, the Company recorded stock based compensation of $820 and $1,387, respectively. As of September 30, 2015, unrecognized stock based compensation expense related to restricted stock awards granted, but not yet vested was $54 which the Company expects to recognize over a weighted average period of less than one year.

Stock Compensation Plans

In November 2008, the board of directors of the Company adopted the 2008 Restricted Units Plan, as amended (the "2008 Plan"). The 2008 Plan provides for the issuance of restricted common shares ("options").

Under the 2008 Plan, the Company determines various terms and conditions of awards including option expiration dates (no more than ten years from the date of grant), vesting terms (generally over a four-year period), exercise price, and payment terms.

Certain of the Company's options grants include a right to repurchase a terminated individual's options at a repurchase price equal to the lower of the exercise price or the fair value of the stock options at the termination date, during the 18 months following the termination of an individual's service with the Company, for any reason.

Upon closing of the Contribution (discussed above), the board of directors of the Company adopted, and the stockholders approved, the 2014 Equity Incentive Plan (the "2014 Plan") which provided for the issuance of equity awards of up to 307,693 shares of common stock to officers, key employees, consultants and directors. Upon effectiveness of the Contribution, 500,000 options outstanding under the 2008 Plan were exchanged for an aggregate of (i) approximately 102,681 non-statutory stock options to purchase shares of the Company's common stock at an average exercise price of approximately $2.86 per share, and (ii) approximately 24,335 restricted stock awards (of which approximately 17,068 were fully vested and represented approximately 17,068 issued and outstanding shares of the Company's common stock).

On April 21, 2014, the 2014 Plan was amended to increase the total number of shares of common stock reserved for issuance thereunder from 307,693 to 326,924.

On October 8, 2014, the 2014 Plan was amended to increase the total number of shares of common stock reserved for issuance thereunder from 326,924 to 338,462.

Under the 2014 Plan, the Company determines various terms and conditions of awards including option expiration dates (no more than ten years from the date of grant), vesting terms (generally over a four-year period), exercise price, and payment terms.

Stock Options

Option activity during the years ended December 31, 2014 and 2013 was as follows:

	Options Outstanding
	Outstanding Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term

Balance as of January 1, 2013	96,290	$2.21	6.3
Granted	9,767	$2.02
Cancelled/Forfeited	(2,205)	$.52
Repurchased	(784)	$4.61
Balance as of December 31, 2013	103,068	$2.04	6.0
Exercisable December 31, 2013	68,201	$2.62
Granted	204,480	$13.00
Cancelled/Forfeited	(25,005)	$13.00
Exercised	(735)	$.52
Balance as of December 31, 2014	281,808	$9.02	7.7
Exercisable December 31, 2014	89,687	$3.60

Summary information regarding the options outstanding and exercisable at December 31, 2014 is as follows:

	Outstanding			Exercisable
Range of Exercise Prices	Number Outstanding (in shares)	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable (in shares)	Weighted Average Exercise Price

$ .52 -7.8	94,158	7.32	0.67	71,894	0.72

7.81 - 15.6	183,167	9.12	12.97	13,310	12.61

$ 15.61 - 23.01	4,483	5.01	23.01	4,483	23.01

	281,808			89,687

Valuation of Awards

Under ASC 718, the weighted average grant date fair value of options granted was $7.93 and $1.56 for options granted in 2014 and 2013, respectively. The per-share fair value of each option was determined on the date of grant using the Black-Scholes model using the following weighted average assumptions:

	Fiscal Year Ended December 31,
	2014	2013
Exercise Price	13.00	5.59
Expected life (years)	6.11	6.40
Risk-free interest rate	1.62%	1.30%
Expected volatility	67.39%	71.98%
Expected dividend yield	0%	0%

The expected life of options granted represents the weighted average period that the options are expected to remain outstanding. The Company determined the expected life assumption based on the Company's historical exercise behavior combined with estimates of the post-vesting holding period. Expected volatility is based on historical volatility of peer companies in the Company's industry that have similar vesting and contractual terms. The risk free interest rate is based on the implied yield currently available on U.S. Treasury issues with terms approximately equal to the expected life of the option. The Company currently has no history or expectation of paying cash dividends on its common stock.

Options to Non-Employees

The per-share fair value of options granted to non-employees is determined on the date of grant using the Black- Scholes option pricing model with the same assumptions as those used for employee awards with the exception of expected term. The expected term for non-employee awards is the contractual term of 10 years.

As of December 31, 2014 and 2013 a total of 24,547 and 14,158 options issued to non-employees were outstanding, respectively, and 23,319 and 12,293, respectively, were vested.

During the years ended December 31, 2014 and 2013, the Company recorded $91,076 and $3,210 respectively, in stock-based compensation expenses related to option grants made to non-employees. As of December 31, 2014, total compensation cost related to stock options granted to non-employees but not yet recognized, was $7,132 which the Company expects to recognize over a weighted-average period of approximately 1.22 years. The fair value of these options will be re-measured each reporting date until the options vest. The re-measured fair value will be recognized as compensation expense over the remaining vesting term of the options.

Stock-based Compensation Expense

As of December 31, 2014, total compensation cost related to stock options granted, but not yet recognized, was $89,422 which the Company expects to recognize over a weighted- average period of approximately 1.8 years. Stock-based compensation expenses related to all employee and non-employee stock-based awards for the years ended December 31, 2014 and 2013 were $398,569 and $76,558, respectively.

Restricted Stock Awards

The Company has issued restricted stock awards with respect to 24,335 underlying shares under the 2008 Plan. The restricted stock awards vested over a term of four years with 25% per year. As of December 31, 2014 and 2013, 20,701 and 17,068 restricted common shares were outstanding but not yet issued under these awards, respectively. The Company is obligated to issue these awards upon request by the holder of the award. During each year ended December 31, 2014 and 2013, the Company recorded stock based compensation of $1,854 which the Company expects to recognize over a weighted average period of less than one year.